CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Series A and A-1 convertible preferred shares CNY (¥) shares	Ordinary shares Series B convertible preferred shares CNY (¥) shares	Ordinary shares Series C Preferred Shares CNY (¥) shares	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Preferred Shares Series A and A-1 convertible preferred shares CNY (¥) shares	Preferred Shares Series B convertible preferred shares CNY (¥) shares	Additional paid-in capital Series A and A-1 convertible preferred shares CNY (¥)	Additional paid-in capital Series B convertible preferred shares CNY (¥)	Additional paid-in capital Series C Preferred Shares CNY (¥)	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated Deficit CNY (¥)	Non-controlling interests CNY (¥)	Series C Preferred Shares CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2012				¥ 182	¥ (7,781)	¥ 255,850	¥ 126,417				¥ 5,654,991	¥ 1,838	¥ (153,921)	¥ (4,212,915)				¥ 1,664,661
Balance (in shares) at Dec. 31, 2012 | shares				1,358,540,331	(38,083,486)	191,894,000	84,786,405
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares				¥ 14							2,720,062							2,720,076
Issuance of ordinary shares (in shares) | shares				119,145,642	(9,960,005)
Preferred shares redemption value accretion											(2,435,366)							(2,435,366)
Conversion of preferred shares to ordinary shares				¥ 3			¥ (38,176)				34,108		4,065
Conversion of preferred shares to ordinary shares (in shares) | shares				25,247,161			(25,247,161)
Share-based compensation and vesting of share-based awards					¥ 7,781						253,392							261,173
Share-based compensation and vesting of share-based awards (in shares) | shares					8,764,449
Net loss														(49,899)				(49,899)
Foreign currency translation adjustment													(141,986)					(141,986)
Net change in unrealized gains/(losses) on available for sale securities													23,224					23,224
Non-cash marketing services contributed by certain shareholder											24,682							24,682
Statutory reserves												810		(810)
Balance at Dec. 31, 2013				¥ 199		¥ 255,850	¥ 88,241				6,251,869	2,648	(268,618)	(4,263,624)				2,066,565
Balance (in shares) at Dec. 31, 2013 | shares				1,502,933,134	(39,279,042)	191,894,000	59,539,244
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares				¥ 80							29,091,883							29,091,963
Issuance of ordinary shares (in shares) | shares				657,292,997
Issuance of Class A ordinary shares reserved for future exercise of share-based awards				¥ 4	¥ (4)
Preferred shares redemption value accretion											(7,957,640)							(7,957,640)
Conversion of preferred shares to ordinary shares	¥ 24	¥ 7	¥ 32			¥ (255,850)	¥ (88,241)	¥ 255,826	¥ 88,234	¥ 15,130,871						¥ 15,130,903
Conversion of preferred shares to ordinary shares (in shares) | shares	191,894,000	59,539,244	258,316,305			(191,894,000)	(59,539,244)
Exercise of share-based awards											20,593							20,593
Exercise of share-based awards (in shares) | shares					849,844
Share-based compensation and vesting of share-based awards				¥ 12							4,249,536							4,249,548
Share-based compensation and vesting of share-based awards (in shares) | shares				93,780,970	6,390,905
Net loss														(4,996,358)				(4,996,358)
Foreign currency translation adjustment													(121,612)					(121,612)
Net change in unrealized gains/(losses) on available for sale securities													14,105					14,105
Statutory reserves												12,361		(12,361)
Balance at Dec. 31, 2014				¥ 358	¥ (4)						47,131,172	15,009	(376,125)	(9,272,343)				37,498,067
Balance (in shares) at Dec. 31, 2014 | shares				2,793,756,650	(62,038,293)
Increase (Decrease) in Stockholders' Equity
Issuance of Class A ordinary shares reserved for future exercise of share-based awards ( in shares) | shares				30,000,000	(30,000,000)
Exercise of share-based awards					¥ 1						68,009							68,010
Exercise of share-based awards (in shares) | shares					2,694,404
Share-based compensation and vesting of share-based awards											1,193,945							1,193,945
Share-based compensation and vesting of share-based awards (in shares) | shares					7,577,725
Net loss														(9,378,016)	¥ (9,566)		$ (1,449,192)	(9,387,582)
Foreign currency translation adjustment													1,181,231		1,214			1,182,445
Net change in unrealized gains/(losses) on available for sale securities													(22,622)				(3,492)	(22,622)
Statutory reserves												40,551		(40,551)
Capital injection from non-controlling interests															146,185			146,185
Balance at Dec. 31, 2015				¥ 358	¥ (3)						¥ 48,393,126	¥ 55,560	¥ 782,484	¥ (18,690,910)	¥ 137,833		$ 4,735,937	¥ 30,678,448
Balance (in shares) at Dec. 31, 2015 | shares				2,793,756,650	(51,766,164)	0	0